UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, New York     November 8, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $171,763 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-12302                     Allen Operations LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    19674   600000 SH       DEFINED 1              600000        0        0
AMERIGROUP CORP                COM              03073T102    23754   259800 SH       DEFINED 1              259800        0        0
ANADARKO PETE CORP             COM              032511107    13984   200000 SH       DEFINED 1              200000        0        0
AUTHENTEC INC                  COM              052660107     1803   225000 SH       DEFINED 1              225000        0        0
CNH GLOBAL N V                 SHS NEW          N20935206     5234   134981 SH       DEFINED 1              134981        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     1080   309279 SH       DEFINED 1              309279        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    10443   194500 SH       DEFINED 1              194500        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309    10817   250000 SH       DEFINED 1              250000        0        0
NEXEN INC                      COM              65334H102    20019   790000 SH       DEFINED 1              790000        0        0
PEETS COFFEE & TEA INC         COM              705560100     7429   101306 SH       DEFINED 1              101306        0        0
SHAW GROUP INC                 COM              820280105    13090   300100 SH       DEFINED 1              300100        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14868    86500 SH       DEFINED 1               86500        0        0
SUNRISE SENIOR LIVING INC      COM              86768K106     5708   400000 SH       DEFINED 1              400000        0        0
TYCO INTERNATIONAL LTD         SHS              H89128104    14065   250000 SH       DEFINED 1              250000        0        0
WEBMD HEALTH CORP              NOTE 2.500% 1/3  94770VAF9     9300 11265000 PRN      DEFINED 1            11265000        0        0
YRC WORLDWIDE INC              NOTE 10.000% 3/3 984249AB8      495  1708997 PRN      DEFINED 1             1708997        0        0